Note 4 - Loans and Leases - Activity in the Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for loan and lease losses beginning balance	$ 9,994	$ 4,131	$ 3,527
Provision for loan losses	300	6,200	550
Losses charged off	(11)	(390)	(180)
Recoveries	72	53	234
Allowance for loan and lease losses ending balance	10,355	9,994	4,131
Residential 1 - 4 Family Real Estate [Member]
Allowance for loan and lease losses beginning balance	1,683	592	576
Provision for loan losses	1	1,310	22
Losses charged off	0	(228)	(46)
Recoveries	35	9	40
Allowance for loan and lease losses ending balance	1,719	1,683	592
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Allowance for loan and lease losses beginning balance	6,664	2,536	2,355
Provision for loan losses	426	4,224	52
Losses charged off	(1)	(125)	(23)
Recoveries	32	29	152
Allowance for loan and lease losses ending balance	7,121	6,664	2,536
Commercial and Agriculture Portfolio Segment [Member]
Allowance for loan and lease losses beginning balance	1,515	939	534
Provision for loan losses	(102)	566	465
Losses charged off	0	(4)	(101)
Recoveries	1	14	41
Allowance for loan and lease losses ending balance	1,414	1,515	939
Consumer Portfolio Segment [Member]
Allowance for loan and lease losses beginning balance	132	64	62
Provision for loan losses	(25)	100	11
Losses charged off	(10)	(33)	(10)
Recoveries	4	1	1
Allowance for loan and lease losses ending balance	$ 101	$ 132	$ 64